Lease Liabilities - Schedule of Expenses Relating to Leases (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Lease liabilities [abstract]
Depreciation Expense (for Leased Assets)	$ 200,785
Interest expense (included in general and administrative expenses)	$ 37,375